Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings	$ 658	$ 162
Adjustments for:
Reclamation expenditures	(24)	(28)
Items not affecting cash:
Depreciation and depletion	990	1,024
Share of net earnings related to associates and joint venture	(189)	(171)
Impairment (reversal of impairment) of mining interests, net	244	(49)
Share-based compensation	30	52
Unrealized loss (gains) on derivatives, net	2	(9)
Gain on disposition of mining interest, net of transaction costs	(42)
Revision of estimates and accretion of closure cost obligations	20	7
Foreign exchange loss	19	13
Deferred income tax recovery	(661)	(65)
Other	19	(11)
Decrease (increase) in working capital	145	(126)
Net cash provided by operating activities	1,211	799
Investing activities
Acquisition of mining interests	(266)	6
Expenditures on mining interests	(1,075)	(696)
Return of capital investment in associate	65	24
Proceeds from dispositions of mining interests, net of transaction costs	320
Interest paid	(35)	(25)
(Purchases) proceeds of short-term investments and available-for-sale securities, net	(48)	37
Settlement of deferred payment obligation	(5)
Other	(61)
Net cash used in investing activities	(1,105)	(654)
Financing activities
Debt repayments		(202)
(Repayment) draw down of credit facility, net	(30)	30
Finance lease payments	(6)	(5)
Dividends paid to shareholders	(62)	(97)
Common shares issued	1	3
Other		(23)
Net cash used in financing activities	(97)	(294)
Effect of exchange rate changes on cash and cash equivalents	0	0
Increase (decrease) in cash and cash equivalents	9	(149)
Cash and cash equivalents, beginning of the year	157	326
Cash and cash equivalents reclassified as held for sale at the beginning of the period	20	(20)
Cash and cash equivalents, end of the year	$ 186	$ 157